Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 47,099	$ 28,991
Short-term bank deposits	422	7,159
Marketable securities		9,665
Trade receivables (net of allowance for doubtful accounts of $ 3,595 and $ 5,435 at December 31, 2011 and 2012, respectively)	149,120	143,247
Other accounts receivable and prepaid expenses	38,743	37,281
Deferred tax assets, net	8,589	8,622
Inventories	65,554	93,465
Total current assets	309,527	328,430
NON-CURRENT ASSETS:
Marketable securities	4,068	3,716
Deferred tax assets, net	9,140	8,898
Severance pay and pension fund	7,163	6,360
Other non-current assets	4,964	5,257
PROPERTY AND EQUIPMENT, NET	33,642	30,465
INTANGIBLE ASSETS, NET	9,809	13,439
GOODWILL	15,283	14,593
Total long-term assets	84,069	82,728
Toal assets	393,596	411,158
CURRENT LIABILITIES:
Current maturities of long-term loan	8,232	8,232
Short-term loans	17,000
Trade payables	102,079	77,395
Deferred revenues	16,719	38,308
Other accounts payable and accrued expenses	36,090	49,508
Total current liabilities	180,120	173,443
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	18,536	26,768
Accrued severance pay and pensions	12,311	11,996
Other long-term liabilities	38,920	37,900
Total long-term liabilities	69,767	76,664
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 60,000,000 shares at December 31, 2011 and 2012; Issued: 39,806,520 and 40,046,691 shares at December 31, 2011 and 2012, respectively; Outstanding: 36,324,997 and 36,565,168 shares at December 31, 2011 and 2012, respectively	98	97
Additional paid-in capital	318,106	311,911
Treasury shares at cost - 3,481,523 Ordinary shares as of December 31, 2011 and 2012.	(20,091)	(20,091)
Accumulated other comprehensive (loss), net of taxes	(490)	(343)
Accumulated deficit	(153,914)	(130,523)
Total shareholders' equity	143,709	161,051
Total liabilities and shareholders' equity	$ 393,596	$ 411,158